INCOME TAX - Undistributed dividends (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed expected income tax expense (benefit)		¥ (859,845)	¥ (342,409)	¥ (67,909)
Non-PRC entities not subject to income tax		2,538	3,423	2,060
Non-deductible expenses		2,217	46,670	26,647
Change in valuation allowance		852,923	292,428	39,090
Income Tax Expense (Benefit), Total	$ (311)	¥ (2,167)	¥ 112	¥ (112)